LEASES (Schedule of Disclosures of Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (630)
Interest	139
Current maturities of long-term leases	(569)	(146)
Balance as of December 31, 2019	2,006	0
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31, 2018
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,522
Repayment of leases liabilities	(630)
Effect of changes in exchange rates	199
New finance lease obligation recognized	193
Adjustments for indexation	27
Interest	139
Balance as of December 31, 2019	2,450
Current maturities of long-term leases	(444)
Balance as of December 31, 2019	2,006
Lease liabilities [Member] | Buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31, 2018
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,344
Repayment of leases liabilities	(458)
Effect of changes in exchange rates	189
New finance lease obligation recognized
Adjustments for indexation	11
Interest	139
Balance as of December 31, 2019	2,225
Current maturities of long-term leases	(403)
Balance as of December 31, 2019	1,822
Lease liabilities [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31, 2018
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	178
Repayment of leases liabilities	(172)
Effect of changes in exchange rates	10
New finance lease obligation recognized	193
Adjustments for indexation	16
Interest
Balance as of December 31, 2019	225
Current maturities of long-term leases	(41)
Balance as of December 31, 2019	$ 184